Commitments- Other commitments (Details) ¥ in Millions, $ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Jan. 31, 2017 USD ($)
Co-location, bandwidth fees, licensed copyrights and marketing expenses
Other commitments
No later than 1 year	¥ 27,398	¥ 21,768
Later than 1 year and no later than 5 years	19,261	22,291
More than 5 years	3,102	4,964
Total	¥ 49,761	¥ 49,023
Framework agreement with the International Olympic Committee and the United States Olympic Committee | Minimum
Other commitments
Amount committed | $			$ 815